Plan of Restructuring (Detail) (USD $)	3 Months Ended			12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)				2,244,000
Gains (Losses) on Extinguishment of Debt	$ 4,000	$ 8,800,000		$ 8,796,000
Extinguishment of Debt, Gain (Loss), Per Share, Net of Tax (in Dollars per share)				$ 3.21
Securities, Issued		8,300,000		8,300,000
Preferred Stock, Shares Issued (in Shares)	416,500	416,500		416,500
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)	$ 1	$ 1.00		$ 1.00
Preferred Stock Stated Value Per Share (in Dollars per share)		$ 20.00		$ 20.00
Convertible Preferred Stock, Shares Issued upon Conversion (in Shares)		50		50
Common Stock, Shares Converted From Conversion (in Shares)		20,825,000		20,825,000
Conversion Of Preferred Stock, Warrant Issued (in Shares)		4,165,000		4,165,000
Purchase Price Of Securites Issued Per Unit		20,000		20,000
Common Stock, Shares, Issued (in Shares)	5,070,424	5,070,424		5,070,424	2,826,424
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	1,000,000	1,000,000		1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	1.00	1.00		1.00
Placement Agent Fees				8,000,000
Placement Agent, Cash Fee				200,000
Placement Agent Fees, Notes Issued				200,000
Repayments of Notes Payable				2,019,600
Cash Settlement, Debentureholder				71,800
Repayments of Senior Debt				320,833
Repayments of Lines of Credit				1,300,000
Restructuring Charges	10,000		70,000	164,000	1,078,000
Other Restructuring Costs	10,000			164,000
Restructuring Costs	1,300,000				480,000
Restatement Adjustment [Member] | Unit [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)		0.20		0.20
Restatement Adjustment [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	0.10	0.01		0.01
Unit [Member]
Preferred Stock, Shares Issued (in Shares)		1,000		1,000
Common Stock, Shares, Issued (in Shares)		50,000		50,000
Warrants, Issued (in Shares)		10,000		10,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)		1		1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)		1.00		1.00
Placement Agent Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)		0.50		0.50
Class of Warrant or Right, Outstanding (in Shares)		2,680,000		2,680,000
Warrant A and Warrant B [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)		1.00		1.00
Class of Warrant or Right, Outstanding (in Shares)	8,330,000
Common Stock Warrant [Member]
Class of Warrant or Right, Outstanding (in Shares)		8,330,000		8,330,000
8¼% Limited convertible senior subordinated notes due 2012 [Member]
Debt Instrument, Amount Paid	225			225
Debt Instrument, Convertible, Number of Equity Instruments	250			250
Debt Instrument, Convertible, Value Exchanged	1,000	1,000		1,000
Debt Instrument, Repurchase Amount		8,976,000		8,976,000
9½% Subordinated debentures due 2012 [Member}
Debt Instrument, Amount Paid	100			100
Debt Instrument, Convertible, Value Exchanged	1,000	1,000		1,000
Debt Instrument, Repurchase Amount		718,000		718,000
Revolving Loan With Senior Lender [Member]
Repayments of Senior Debt				3,000,000
Repayments of Lines of Credit				$ 1,000,000